Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 7,244		$ 3,860
Due to related parties	33		109
Time charter and voyage expenses - related party	1,201	$ 850
CMA CGM [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 2,687		$ 2,968
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting interest	11.10%		11.20%
Conchart [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	9
Due to related parties	$ 33		$ 109
Time charter and voyage expenses - related party	1,201	850
Technomar [Member]
Related Party Transaction [Line Items]
Due from related parties	4,450		855
Due to related parties	0		0
Management fees	6,105	4,043
CMA Ships [Member]
Related Party Transaction [Line Items]
Due from related parties	107		37
Due to related parties	0		$ 0
Management fees	$ 0	$ 190
Poseidon Transaction [Member] | Conchart [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	19